Portfolio of Investments
Columbia Small Cap Growth Fund I, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.5%
Issuer	Shares	Value ($)
Communication Services 1.8%
Interactive Media & Services 1.8%
EverQuote, Inc., Class A(a)	372,372	20,078,298
Total Communication Services		20,078,298
Consumer Discretionary 15.5%
Hotels, Restaurants & Leisure 10.3%
Churchill Downs, Inc.	95,400	12,656,718
Eldorado Resorts, Inc.(a)	866,600	30,729,636
Papa John’s International, Inc.	249,600	19,441,344
Planet Fitness, Inc., Class A(a)	558,600	36,102,318
Texas Roadhouse, Inc.	183,500	9,514,475
Wingstop, Inc.	74,600	9,097,470
Total		117,541,961
Internet & Direct Marketing Retail 2.7%
Etsy, Inc.(a)	386,600	31,306,868
Specialty Retail 2.5%
Floor & Decor Holdings, Inc.(a)	348,000	18,096,000
Lithia Motors, Inc., Class A	87,400	10,539,566
Total		28,635,566
Total Consumer Discretionary		177,484,395
Energy 0.8%
Energy Equipment & Services 0.3%
Frank’s International NV(a)	1,312,200	2,952,450
Oil, Gas & Consumable Fuels 0.5%
Delek U.S. Holdings, Inc.	292,800	5,759,376
Total Energy		8,711,826
Financials 3.6%
Consumer Finance 2.1%
LendingTree, Inc.(a)	93,400	24,285,868
Insurance 1.0%
Goosehead Insurance, Inc., Class A(a)	97,600	5,851,120
Selectquote, Inc.(a)	198,720	5,468,775
Total		11,319,895
Thrifts & Mortgage Finance 0.5%
Essent Group Ltd.	181,900	6,011,795
Total Financials		41,617,558
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 34.2%
Biotechnology 7.7%
Arcutis Biotherapeutics, Inc.(a)	145,306	4,875,016
Arrowhead Pharmaceuticals, Inc.(a)	98,700	3,182,088
bluebird bio, Inc.(a)	42,222	2,686,586
CRISPR Therapeutics AG(a)	58,900	3,803,762
Exact Sciences Corp.(a)	111,900	9,609,972
Immunomedics, Inc.(a)	332,982	11,184,865
Insmed, Inc.(a)	110,900	2,693,761
Mirati Therapeutics, Inc.(a)	39,100	3,878,329
Natera, Inc.(a)	440,900	19,333,465
Sarepta Therapeutics, Inc.(a)	55,600	8,466,212
SpringWorks Therapeutics, Inc.(a)	127,327	4,847,339
Turning Point Therapeutics, Inc.(a)	56,300	3,898,775
Twist Bioscience Corp.(a)	170,600	6,474,270
uniQure NV(a)	58,400	3,922,144
Total		88,856,584
Health Care Equipment & Supplies 10.7%
BioLife Solutions, Inc.(a)	592,214	9,741,920
Cantel Medical Corp.	376,500	15,843,120
GenMark Diagnostics, Inc.(a)	307,440	2,917,606
Glaukos Corp.(a)	205,100	7,994,798
Heska Corp.(a)	254,700	22,395,771
Inari Medical, Inc.(a)	3,722	163,768
Neogen Corp.(a)	330,400	23,531,088
Quidel Corp.(a)	75,900	13,282,500
Quotient Ltd.(a)	1,286,100	10,018,719
Tandem Diabetes Care, Inc.(a)	204,200	16,979,230
Total		122,868,520
Health Care Providers & Services 7.3%
Addus HomeCare Corp.(a)	144,300	14,279,928
Amedisys, Inc.(a)	66,339	12,740,405
Chemed Corp.	55,383	26,501,319
Guardant Health, Inc.(a)	137,314	12,411,813
HealthEquity, Inc.(a)	278,300	17,246,251
Total		83,179,716
Columbia Small Cap Growth Fund I | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.2%
Teladoc Health, Inc.(a)	79,865	13,901,302
Life Sciences Tools & Services 7.3%
10X Genomics, Inc., Class A(a)	176,100	13,730,517
Adaptive Biotechnologies Corp.(a)	227,806	8,816,092
Bio-Techne Corp.	121,558	32,188,558
Codexis, Inc.(a)	373,900	4,643,838
NeoGenomics, Inc.(a)	410,200	10,948,238
Quanterix Corp.(a)	466,499	12,870,708
Total		83,197,951
Total Health Care		392,004,073
Industrials 16.9%
Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings, Inc.(a)	190,000	8,331,500
Building Products 2.9%
Simpson Manufacturing Co., Inc.	238,100	19,062,286
Trex Company, Inc.(a)	114,702	13,778,004
Total		32,840,290
Commercial Services & Supplies 3.2%
Casella Waste Systems, Inc., Class A(a)	115,246	5,871,784
Healthcare Services Group, Inc.	738,900	17,674,488
McGrath Rentcorp	244,000	13,605,440
Total		37,151,712
Electrical Equipment 1.9%
Vertiv Holdings Co.(a)	1,713,700	21,815,401
Machinery 3.7%
Kornit Digital Ltd.(a)	409,000	19,120,750
Proto Labs, Inc.(a)	184,800	23,349,480
Total		42,470,230
Road & Rail 2.2%
Saia, Inc.(a)	233,900	25,364,116
Trading Companies & Distributors 2.3%
SiteOne Landscape Supply, Inc.(a)	247,800	26,343,618
Total Industrials		194,316,867
Information Technology 18.2%
IT Services 0.9%
Euronet Worldwide, Inc.(a)	105,400	9,984,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Advanced Energy Industries, Inc.(a)	306,200	20,463,346
Cabot Microelectronics Corp.	111,000	16,079,460
Ichor Holdings Ltd.(a)	357,600	8,135,400
MKS Instruments, Inc.	86,400	9,126,432
Total		53,804,638
Software 12.6%
Alteryx, Inc., Class A(a)	125,900	18,122,046
Avalara, Inc.(a)	314,500	33,670,370
Coupa Software, Inc.(a)	69,300	15,766,443
Five9, Inc.(a)	76,300	7,950,460
HubSpot, Inc.(a)	83,570	16,708,986
Medallia, Inc.(a)	405,200	11,459,056
Mimecast Ltd.(a)	115,600	4,829,768
Paylocity Holding Corp.(a)	143,100	18,603,715
Trade Desk, Inc. (The), Class A(a)	57,000	17,758,920
Total		144,869,764
Total Information Technology		208,658,944
Materials 1.6%
Chemicals 1.6%
Balchem Corp.	112,465	11,319,602
Livent Corp.(a)	1,091,500	7,356,710
Total		18,676,312
Total Materials		18,676,312
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Coresite Realty Corp.	139,600	17,424,872
STORE Capital Corp.	812,104	15,706,092
Total		33,130,964
Total Real Estate		33,130,964
Total Common Stocks (Cost $874,348,280)		1,094,679,237

2	Columbia Small Cap Growth Fund I | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2020 (Unaudited)
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	55,020,043	55,025,545
Total Money Market Funds (Cost $55,008,434)		55,025,545
Total Investments in Securities (Cost: $929,356,714)		1,149,704,782
Other Assets & Liabilities, Net		(3,238,339)
Net Assets		1,146,466,443
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	6,714,865	405,357,463	(357,063,894)	17,111	55,025,545	13,174	311,493	55,020,043
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund I | Quarterly Report 2020	3